INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAX EXPENSES	INCOME TAX EXPENSES
The reconciliation between the income tax charge corresponding to the fiscal years ended December 31, 2025, 2024 and 2023, and the amount that would result from applying the current tax rate on the net income before income tax arising from the comprehensive income statements of each fiscal year is as follows:

	2025	2024	2023
Profit before income tax expenses	37,365,065	328,282,303	49,897,258
Income tax rate	35%	35%	35%
Income tax at the statutory tax rate	(13,077,773)	(114,898,806)	(17,464,041)
Adjustments for calculation of the effective income tax:
Recovery of tax losses allowance	312,692	575,078	3,045,866
Effects of inflation adjustments for accounting and tax purposes	(1,622,990)	(11,715,312)	(8,533,851)
Other non-taxable income or non-deductible expense, net	(156,458)	(149,488)	786,113
Total income tax	(14,544,529)	(126,188,528)	(22,165,913)
Income tax
Current	(19,511,734)	(87,414,437)	(10,914,094)
Deferred	4,967,205	(38,774,091)	(11,251,819)
Total	(14,544,529)	(126,188,528)	(22,165,913)

11.1. The deferred income tax assets and liabilities are as follows:

	2025	2024
Assets
Tax loss carryforward	8,248,197	5,192,499
Valuation allowance of specific tax loss carryforward	(3,634,513)	(5,192,499)
Provisions	3,293,041	3,950,563
Salaries and social security contributions	786,625	827,714
Other liabilities	635,223	1,072,580
Others	2,829,874	1,604,227
Total deferred tax assets	12,158,447	7,455,084

	2025	2024
Liabilities
Property, plant and equipment	(272,092,273)	(279,911,784)
Inventories	(78,057,597)	(69,795,341)
Others	(1,185,838)	(1,892,425)
Total deferred tax liabilities	(351,335,708)	(351,599,550)
Total net deferred tax liabilities	(339,177,261)	(344,144,466)
11.2. Unrecognized temporary differences on investments and other interests
Temporary differences related to investments in subsidiaries and other interests for which no deferred tax assets or liabilities have been recognized since it is not considered probable that they will be reversed in the foreseeable future, are as follows:

	2025	2024
Subsidiaries	(2,665,434)	(2,977,648)
Others	(31,921)	(31,911)
Total	(2,697,355)	(3,009,559)
The Group carries tax losses for a total amount of 23,566,278 of which 33,353 expires in 2026, 10,113,898 in 2027, 23,007 in 2028, 214,065 in 2029 and 13,181,955 in 2030. As of December 31, 2025, an impairment has been recognized for a total of 10,384,323 (3,634,513 in tax terms).